Eaton Vance

Dividend Builder Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 3.7%
L3Harris Technologies, Inc.	71,100	$12,806,532
Lockheed Martin Corp.	40,500	13,727,475

		$26,534,007

Banks — 4.1%
Bank of America Corp.	502,400	$10,665,952
JPMorgan Chase & Co.	156,800	14,116,704
Truist Financial Corp.	172,800	5,329,152

		$30,111,808

Beverages — 5.0%
Coca-Cola Co. (The)	247,300	$10,943,025
Coca-Cola European Partners PLC	218,100	8,185,293
PepsiCo, Inc.	144,600	17,366,460

		$36,494,778

Biotechnology — 2.6%
AbbVie, Inc.	249,800	$19,032,262

		$19,032,262

Capital Markets — 1.3%
S&P Global, Inc.	24,900	$6,101,745
Tradeweb Markets, Inc., Class A	84,527	3,553,515

		$9,655,260

Chemicals — 1.0%
Air Products and Chemicals, Inc.	35,300	$7,046,233

		$7,046,233

Communications Equipment — 1.9%
Cisco Systems, Inc.	354,600	$13,939,326

		$13,939,326

Containers & Packaging — 1.5%
Packaging Corp. of America	126,500	$10,983,995

		$10,983,995

Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	397,480	$21,356,600

		$21,356,600

Electric Utilities — 2.6%
Duke Energy Corp.	179,200	$14,493,696
Evergy, Inc.	86,600	4,767,330

		$19,261,026

Security	Shares	Value
Electrical Equipment — 1.2%
Emerson Electric Co.	180,300	$8,591,295

		$8,591,295

Equity Real Estate Investment Trusts (REITs) — 1.1%
Mid-America Apartment Communities, Inc.	78,900	$8,129,067

		$8,129,067

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	40,500	$11,547,765

		$11,547,765

Health Care Equipment & Supplies — 4.7%
Danaher Corp.	111,600	$15,446,556
Medtronic PLC	207,200	18,685,296

		$34,131,852

Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc.	72,200	$18,005,236

		$18,005,236

Hotels, Restaurants & Leisure — 3.0%
McDonald’s Corp.	69,700	$11,524,895
Starbucks Corp.	151,900	9,985,906

		$21,510,801

Industrial Conglomerates — 1.5%
Honeywell International, Inc.	80,600	$10,783,474

		$10,783,474

Insurance — 4.8%
Chubb, Ltd.	128,900	$14,396,841
First American Financial Corp.	191,200	8,108,792
Progressive Corp. (The)	168,700	12,456,808

		$34,962,441

Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(1)	10,500	$12,200,475
Alphabet, Inc., Class C(1)	10,714	12,458,346
Facebook, Inc., Class A(1)	98,600	16,446,480

		$41,105,301

Security	Shares	Value
Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.(1)	10,100	$19,692,172

		$19,692,172

IT Services — 8.0%
Accenture PLC, Class A	54,200	$8,848,692
Automatic Data Processing, Inc.	84,500	11,549,460
Cognizant Technology Solutions Corp., Class A	50,974	2,368,762
Fidelity National Information Services, Inc.	114,100	13,879,124
Visa, Inc., Class A	134,500	21,670,640

		$58,316,678

Media — 2.0%
Comcast Corp., Class A	417,800	$14,363,964

		$14,363,964

Multi-Utilities — 1.4%
CMS Energy Corp.	177,700	$10,439,875

		$10,439,875

Oil, Gas & Consumable Fuels — 2.4%
ConocoPhillips	205,800	$6,338,640
Phillips 66	206,900	11,100,185

		$17,438,825

Personal Products — 1.6%
Unilever NV	232,900	$11,363,191

		$11,363,191

Pharmaceuticals — 8.1%
Eli Lilly & Co.	63,300	$8,780,976
Johnson & Johnson	165,400	21,688,902
Pfizer, Inc.	415,800	13,571,712
Sanofi	170,200	14,735,029

		$58,776,619

Professional Services — 1.2%
IHS Markit, Ltd.(1)	143,900	$8,634,000

		$8,634,000

Road & Rail — 0.8%
Union Pacific Corp.	40,600	$5,726,224

		$5,726,224

Semiconductors & Semiconductor Equipment — 4.3%
Broadcom, Inc.	65,900	$15,624,890
Texas Instruments, Inc.	155,700	15,559,101

		$31,183,991

Security	Shares	Value
Software — 7.4%
Microsoft Corp.	339,767	$53,584,654

		$53,584,654

Specialty Retail — 2.9%
Home Depot, Inc. (The)	112,800	$21,060,888

		$21,060,888

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	141,237	$35,915,157

		$35,915,157

Total Common Stocks (identified cost $665,254,994)		$729,678,765

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(2)	2,578,284	$2,577,253

Total Short-Term Investments (identified cost $2,577,100)		$2,577,253

Total Investments — 100.7% (identified cost $667,832,094)		$732,256,018

Other Assets, Less Liabilities — (0.7)%		$(5,196,318)

Net Assets — 100.0%		$727,059,700

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

The Fund did not have any open derivative instruments at March 31, 2020.

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $2,577,253, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$3,124,549	$50,920,001	$(51,463,185)	$(3,970)	$(142)	$2,577,253	$7,994	2,578,284

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$76,825,865	$—		$—	$76,825,865
Consumer Discretionary	62,263,861	—		—	62,263,861
Consumer Staples	59,405,734	—		—	59,405,734
Energy	17,438,825	—		—	17,438,825
Financials	74,729,509	—		—	74,729,509
Health Care	115,210,940	14,735,029		—	129,945,969
Industrials	60,269,000	—		—	60,269,000
Information Technology	192,939,806	—		—	192,939,806
Materials	18,030,228	—		—	18,030,228
Real Estate	8,129,067	—		—	8,129,067
Utilities	29,700,901	—		—	29,700,901
Total Common Stocks	$714,943,736	$14,735,029	*	$—	$729,678,765
Short-Term Investments	$—	$2,577,253		$—	$2,577,253
Total Investments	$714,943,736	$17,312,282		$—	$732,256,018

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.